RELATED PARTIES - Contingent liabilities on loans and undrawn credit lines (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTIES
Contingent liabilities on loans and undrawn credit lines	₽ 229	₽ 698
Sistema's subsidiaries
RELATED PARTIES
Contingent liabilities on loans and undrawn credit lines	188	634
Other related parties
RELATED PARTIES
Contingent liabilities on loans and undrawn credit lines	₽ 41	₽ 64